Non-financial Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 2,045	$ 3,021
Additions	274	188
Exchange differences	(9)	(20)
Depreciation charge	(953)	(1,144)	$ (1,016)
Ending Balance	1,357	2,045	3,021
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	12,150
Ending Balance	12,337	12,150
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(10,105)
Ending Balance	(10,980)	(10,105)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,208	1,953
Additions	171	143
Exchange differences	(104)	54
Depreciation charge	(818)	(942)
Ending Balance	457	1,208	1,953
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	6,846
Ending Balance	6,910	6,846
Plant and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(5,638)
Ending Balance	(6,453)	(5,638)
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	692	811
Additions	43	3
Exchange differences	113	(70)
Depreciation charge	(45)	(52)
Ending Balance	803	692	811
Office Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,925
Ending Balance	2,074	1,925
Office Furniture and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(1,233)
Ending Balance	(1,271)	(1,233)
Computer Hardware and Software
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	145	257
Additions	60	42
Exchange differences	(18)	(4)
Depreciation charge	(90)	(150)
Ending Balance	97	145	$ 257
Computer Hardware and Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,379
Ending Balance	3,353	3,379
Computer Hardware and Software | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(3,234)
Ending Balance	$ (3,256)	$ (3,234)